Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(4)	Company Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(5)	Net Income (Loss) ($ in millions)	Net Revenue ($)(6)
2022	403,667	403,667	2,970,350	1,443,400	128.37	126.76	(392,000)	112,915,000
2021	630,329	630,329	220,917	291,326	498.94	186.53	1,620,000	103,769,000
2020	481,335	481,335	312,958	190,792	150.71	155.71	(5,105,000)	86,920,000
(1)
The dollar amounts reported are the total compensation reported to Mr. Humphreys for each fiscal year in the "Total" column of the Summary Compensation Table.
(2)
No adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as CEO.
(3)
The dollar amounts reported represent the average of the amounts reported for our Named Executive Officers as a group (excluding the CEO) in the "Total" column of the Summary Compensation Table in each applicable fiscal year.
(4)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO Named Executive Officers to derive the average compensation actually paid to our non-CEO Named Executive Officers.

Adjustments	2022	2021	2020
Amounts reported in "Stock Awards" column of the Summary Compensation Table	(2,685,350)	(146,400)	—
Fair value of outstanding and unvested stock awards that were granted in the current year	1,158,400	281,400	—
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	—	15,575	(109,513)
Fair value of stock awards granted and vested in the current year	—	—	—
Change in fair value for stock awards vested in the current year that were granted in a prior year	—	92,495	(12,653)
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	(172,661)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—
(5)
The Named Executive Officers included in the non-CEO Named Executive Officer average for each fiscal year are as follows:

Year	Non-CEO Named Executive Officers
2022	Mr. Scarpulla
2021	Messrs. Scarpulla and Kirnbauer, and Ms. Sandra Wallach (former Chief Financial Officer)
2020	Ms. Sandra Wallach
(6)
The peer group used for this purpose is the RDG Technology Composite, our peer group used for purposes of Item 201(e) of Regulation S-K.
(7)
As required by Item 402(v) of Regulation S-K, we have determined net revenue is the Company-Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our Chief Executive Officer to Company performance for the most recently completed fiscal year.

Company Selected Measure Name	net revenue
Named Executive Officers, Footnote [Text Block]	(1) The dollar amounts reported are the total compensation reported to Mr. Humphreys for each fiscal year in the "Total" column of the Summary Compensation Table.
Peer Group Issuers, Footnote [Text Block]	(6) The peer group used for this purpose is the RDG Technology Composite, our peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 403,667	$ 630,329	$ 481,335
PEO Actually Paid Compensation Amount	$ 403,667	630,329	481,335
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
No adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as CEO.
(3)
The dollar amounts reported represent the average of the amounts reported for our Named Executive Officers as a group (excluding the CEO) in the "Total" column of the Summary Compensation Table in each applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,970,350	220,917	312,958
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,443,400	291,326	190,792
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO Named Executive Officers to derive the average compensation actually paid to our non-CEO Named Executive Officers.

Adjustments	2022	2021	2020
Amounts reported in "Stock Awards" column of the Summary Compensation Table	(2,685,350)	(146,400)	—
Fair value of outstanding and unvested stock awards that were granted in the current year	1,158,400	281,400	—
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	—	15,575	(109,513)
Fair value of stock awards granted and vested in the current year	—	—	—
Change in fair value for stock awards vested in the current year that were granted in a prior year	—	92,495	(12,653)
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	(172,661)	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Comparison of "Compensation Actually Paid" to TSR
Compensation Actually Paid vs. Net Income [Text Block]	Comparison of "Compensation Actually Paid" to Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Comparison of "Compensation Actually Paid" to Net Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Identiv TSR versus Peer Group TSR
Total Shareholder Return Amount	$ 128.37	498.94	150.71
Peer Group Total Shareholder Return Amount	126.76	186.53	155.71
Net Income (Loss)	$ (392,000,000,000)	$ 1,620,000,000,000	$ (5,105,000,000,000)
Company Selected Measure Amount	112,915,000	103,769,000	86,920,000
PEO Name	Mr. Humphreys	Mr. Humphreys	Mr. Humphreys
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,685,350)	$ (146,400)
Non-PEO NEO [Member] | Fair value of outstanding and unvested stock awards that were granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,158,400	281,400
Non-PEO NEO [Member] | Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,575	$ (109,513)
Non-PEO NEO [Member] | Change in fair value for stock awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		92,495	$ (12,653)
Non-PEO NEO [Member] | Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (172,661)